Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 18, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Stock Issued During Period, Shares, Issued for Services	350,000
Cash proceeds	$ 350
Stock Issued During Period, Value, Issued for Services	$ 525,000
Share price	$ 1.50
Stock-based compensation expense	$ 524,650	$ 678,918	$ 63,880	$ 623,457	$ 62,099